LEASES - Lease liability (Details) - USD ($)	9 Months Ended	12 Months Ended
	Mar. 31, 2024	Jun. 30, 2023
LEASES
Book value at the beginning of the period/year	$ 13,889,223	$ 11,751,284
Additions of the period/year	2,146,418	3,154,950
Additions from business combination		3,245,000
Interest expenses, exchange differences and inflation effects	175,968	(406,494)
Payment of the period/year	(3,939,771)	(3,855,517)
Total	12,271,838	13,889,223
Lease Liabilities
Non-current	8,791,543	10,030,524
Current	3,480,295	3,858,699
Total	$ 12,271,838	$ 13,889,223